April 29, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

Re:	Dreyfus Research Growth Fund, Inc.
File No. 811-1899

Gentlemen:

     Transmitted for filing is the Annual Report to Shareholders for the Fund for the Annual period ended February 28, 2009, filed in compliance with the provisions of Section 30 of the Investment Company Act of 1940.

Very truly yours,

/s/ Loretta Johnston

Loretta Johnston
Senior Paralegal

LJ\ Enclosures